Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,341,783
Previously Paid Amount
Total Fee Amount	323.40
Total Offset Amount	0.00
Net Fee	$ 323.40
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A